Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

NOTE 17 - SUBSEQUENT EVENTS

The following are the significant events that took place subsequent to December 31, 2022:

(a)	On February 19, 2023, the Company granted 1,080,992 options to purchase an aggregate of 1,066,528 ordinary shares to 75 optionees of the Company, as follows: 172,321 options to the Company’s CEO, the Chairman of the Board and a member of the board, 252,371 options to six officers of the Company and 656,300 options to 67 employees of the Company, at an exercise price of NIS 4.68 (approximately $1.37) per share. The options granted to the CEO, chairman of the board, board member and the officers will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from February 19, 2023. The options granted to the 67 employees will vest in four equal installments over a period of four years from the date of grant. The options are exercisable for 10 years from the date of grant.

(h)	On February 19, 2023, the Company granted to a consultant of the company 41,412 options to purchase an aggregate of 41,412 ordinary shares, at an exercise price of NIS 4.68 (approximately $1.37) per share. The options will vest as follows: 6 equal quarterly installments from February 19, 2023. The options are exercisable for 10 years from the date of grant.